Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	PARNASSUS FUNDS
Central Index Key	0000747546
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	May 1, 2013

PARNASSUS FUND
Parnassus Fund
Investment Objective
The Parnassus Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PARNASSUS FUND
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Service Fees	0.07%
All remaining other expenses	0.18%
Total Annual Fund Operating Expenses	0.90%

For additional information about the Parnassus Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PARNASSUS FUND	92	287	498	1,108

Portfolio Turnover
The Parnassus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.7% of the average value of its portfolio.
Principal Investment Strategies
The Parnassus Fund invests in undervalued stocks. This Fund follows a “contrarian” strategy of seeking to invest in stocks that are currently out of favor with the financial community and are therefore, in the opinion of the Fund’s investment adviser (Adviser), deeply undervalued. The Adviser expects that if these undervalued companies are financially strong and have good prospects for the future, they will come back into favor and increase in market value. The Parnassus Fund is a “multi-cap” fund in that it can invest in companies of any size, from larger, well-established companies to smaller companies with market capitalizations below $1 billion. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser’s assessment of the companies’ estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.
Principal Risks
All investments involve risk, and investing in the Parnassus Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund’s holdings can vary significantly from broad stock market indices.
  Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Small- and Mid-Capitalization Company Risk. This is a “multi-cap” fund. In addition to large-cap companies, the Fund may invest in small- and/or mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small- and mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.
  Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.
  Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

During the ten-year period shown in the bar chart, the highest return for a quarter was 19.9% (quarter ended September 30,2009), and the lowest return for a quarter was a loss of 26.6%(quarter ended December 31, 2008).
Below is a table comparing the performance of the Parnassus Fund with that of the S&P 500 Index and the Lipper Multi-Cap Core Average. Figures are average annual returns for the one-, five- and ten-year periods ended December 31, 2012. The table is intended to demonstrate the risk of investing in the Parnassus Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a stock index and a group of similar mutual funds, and also how the Fund's performance varies from year to year.
Average Annual Total Returns (%) (all periods ended December 31, 2012)
Average Annual Total Returns	One Year	Five Years	Ten Years
PARNASSUS FUND	26.04%	6.37%	7.41%
PARNASSUS FUND Return after Taxes on Distributions	24.33%	5.69%	6.57%
PARNASSUS FUND Return after Taxes on Distributions and Sale of Fund Shares	18.83%	5.35%	6.07%
PARNASSUS FUND S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.09%
PARNASSUS FUND Lipper Multi-Cap Core Average	15.09%	0.98%	7.41%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PARNASSUS FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PARNASSUS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Parnassus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Parnassus Fund has the overall investment objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Parnassus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.70%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	For additional information about the Parnassus Fund’s expenses, please see “Financial Highlights” in the prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Parnassus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Parnassus Fund invests in undervalued stocks. This Fund follows a “contrarian” strategy of seeking to invest in stocks that are currently out of favor with the financial community and are therefore, in the opinion of the Fund’s investment adviser (Adviser), deeply undervalued. The Adviser expects that if these undervalued companies are financially strong and have good prospects for the future, they will come back into favor and increase in market value. The Parnassus Fund is a “multi-cap” fund in that it can invest in companies of any size, from larger, well-established companies to smaller companies with market capitalizations below $1 billion. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser’s assessment of the companies’ estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risk, and investing in the Parnassus Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund’s holdings can vary significantly from broad stock market indices.
  Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Small- and Mid-Capitalization Company Risk. This is a “multi-cap” fund. In addition to large-cap companies, the Fund may invest in small- and/or mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small- and mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.
  Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.
  Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 999-3505
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.parnassus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period shown in the bar chart, the highest return for a quarter was 19.9% (quarter ended September 30,2009), and the lowest return for a quarter was a loss of 26.6%(quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (all periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Below is a table comparing the performance of the Parnassus Fund with that of the S&P 500 Index and the Lipper Multi-Cap Core Average. Figures are average annual returns for the one-, five- and ten-year periods ended December 31, 2012. The table is intended to demonstrate the risk of investing in the Parnassus Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a stock index and a group of similar mutual funds, and also how the Fund's performance varies from year to year.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PARNASSUS FUND | PARNASSUS FUND
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.07%
All remaining other expenses	rr_Component3OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
2003	rr_AnnualReturn2003	16.83%
2004	rr_AnnualReturn2004	3.89%
2005	rr_AnnualReturn2005	2.55%
2006	rr_AnnualReturn2006	14.36%
2007	rr_AnnualReturn2007	5.43%
2008	rr_AnnualReturn2008	(34.12%)
2009	rr_AnnualReturn2009	47.94%
2010	rr_AnnualReturn2010	16.71%
2011	rr_AnnualReturn2011	(5.01%)
2012	rr_AnnualReturn2012	26.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.60%)
One Year	rr_AverageAnnualReturnYear01	26.04%
Five Years	rr_AverageAnnualReturnYear05	6.37%
Ten Years	rr_AverageAnnualReturnYear10	7.41%
PARNASSUS FUND | Return after Taxes on Distributions | PARNASSUS FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.33%
Five Years	rr_AverageAnnualReturnYear05	5.69%
Ten Years	rr_AverageAnnualReturnYear10	6.57%
PARNASSUS FUND | Return after Taxes on Distributions and Sale of Fund Shares | PARNASSUS FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.83%
Five Years	rr_AverageAnnualReturnYear05	5.35%
Ten Years	rr_AverageAnnualReturnYear10	6.07%
PARNASSUS FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Five Years	rr_AverageAnnualReturnYear05	1.66%
Ten Years	rr_AverageAnnualReturnYear10	7.09%
PARNASSUS FUND | Lipper Multi-Cap Core Average
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.09%
Five Years	rr_AverageAnnualReturnYear05	0.98%
Ten Years	rr_AverageAnnualReturnYear10	7.41%

PARNASSUS MID-CAP FUND
Parnassus Mid-Cap Fund
Investment Objective
The Parnassus Mid-Cap Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Mid-Cap Fund.

Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PARNASSUS MID-CAP FUND
Management Fees		0.85%
Distribution (12b-1) Fees		none
Other Expenses		0.38%
Service Fees		0.16%
All remaining other expenses		0.22%
Total Annual Fund Operating Expenses		1.23%
Expense Reimbursement		0.03%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.20%
[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.20% of net assets for the Parnassus Mid-Cap Fund. This agreement will not be terminated prior to May 1, 2014, and may be continued indefinitely by the investment adviser on a year-to-year basis.

For additional information about the Parnassus Mid-Cap Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Mid-Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PARNASSUS MID-CAP FUND	122	387	673	1,486

Portfolio Turnover
The Parnassus Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.8% of the average value of its portfolio.
Principal Investment Strategies
The Parnassus Mid-Cap Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the stock of companies with market capitalizations between $3 billion and $20 billion at the time of initial purchase. These companies must, in the opinion of the Fund’s investment adviser (Adviser), be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. These companies must have well-established businesses. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser’s assessment of the companies’ estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.
Principal Risks
All investments involve risk, and investing in the Parnassus Mid-Cap Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the United States and abroad. The Fund’s holdings can vary significantly from broad stock market indices.
  Mid-Capitalization Company Risk. The Fund invests primarily in mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs.
  Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.
  Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Mid-Cap Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

During the period shown in the bar chart, the highest return for a quarter was 18.3% (quarter ended June 30, 2009), and the lowest return for a quarter was a loss of 22.0% (quarter ending December 31, 2008).
Below is a table comparing the performance of the Parnassus Mid-Cap Fund with that of the Russell Midcap Index and the Lipper Multi-Cap Core Average. Figures are average annual returns for one- and five-year periods ended December 31, 2012 and since inception (April 29, 2005). The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a stock index and a group of similar mutual funds, and also how the Fund’s performance varies from year to year.
Average Annual Total Returns (%) (all periods ended December 31, 2012)
Average Annual Total Returns	One Year	Five Years	Since Inception
PARNASSUS MID-CAP FUND	18.58%	6.95%	7.19%
PARNASSUS MID-CAP FUND Return after Taxes on Distributions	17.92%	6.36%	6.59%
PARNASSUS MID-CAP FUND Return after Taxes on Distributions and Sale of Fund Shares	12.81%	5.89%	6.08%
PARNASSUS MID-CAP FUND Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	17.28%	3.57%	7.09%
PARNASSUS MID-CAP FUND Lipper Multi-Cap Core Average	15.09%	0.98%	4.74%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PARNASSUS FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PARNASSUS MID-CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Parnassus Mid-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Parnassus Mid-Cap Fund has the overall investment objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Mid-Cap Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Parnassus Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.80%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	For additional information about the Parnassus Mid-Cap Fund’s expenses, please see “Financial Highlights” in the prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Parnassus Mid-Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Parnassus Mid-Cap Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the stock of companies with market capitalizations between $3 billion and $20 billion at the time of initial purchase. These companies must, in the opinion of the Fund’s investment adviser (Adviser), be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. These companies must have well-established businesses. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser’s assessment of the companies’ estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risk, and investing in the Parnassus Mid-Cap Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the United States and abroad. The Fund’s holdings can vary significantly from broad stock market indices.
  Mid-Capitalization Company Risk. The Fund invests primarily in mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs.
  Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.
  Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Mid-Cap Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Mid-Cap Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 999-3505
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.parnassus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 18.3% (quarter ended June 30, 2009), and the lowest return for a quarter was a loss of 22.0% (quarter ending December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (all periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Below is a table comparing the performance of the Parnassus Mid-Cap Fund with that of the Russell Midcap Index and the Lipper Multi-Cap Core Average. Figures are average annual returns for one- and five-year periods ended December 31, 2012 and since inception (April 29, 2005). The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a stock index and a group of similar mutual funds, and also how the Fund’s performance varies from year to year.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PARNASSUS MID-CAP FUND | PARNASSUS MID-CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.16%
All remaining other expenses	rr_Component3OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20% [1]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	673
10 Years	rr_ExpenseExampleYear10	1,486
2006	rr_AnnualReturn2006	15.78%
2007	rr_AnnualReturn2007	1.81%
2008	rr_AnnualReturn2008	(29.38%)
2009	rr_AnnualReturn2009	36.26%
2010	rr_AnnualReturn2010	18.70%
2011	rr_AnnualReturn2011	3.33%
2012	rr_AnnualReturn2012	18.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
One Year	rr_AverageAnnualReturnYear01	18.58%
Five Years	rr_AverageAnnualReturnYear05	6.95%
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%
PARNASSUS MID-CAP FUND | Return after Taxes on Distributions | PARNASSUS MID-CAP FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.92%
Five Years	rr_AverageAnnualReturnYear05	6.36%
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%
PARNASSUS MID-CAP FUND | Return after Taxes on Distributions and Sale of Fund Shares | PARNASSUS MID-CAP FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.81%
Five Years	rr_AverageAnnualReturnYear05	5.89%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
PARNASSUS MID-CAP FUND | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.28%
Five Years	rr_AverageAnnualReturnYear05	3.57%
Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
PARNASSUS MID-CAP FUND | Lipper Multi-Cap Core Average
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.09%
Five Years	rr_AverageAnnualReturnYear05	0.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%

[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.20% of net assets for the Parnassus Mid-Cap Fund. This agreement will not be terminated prior to May 1, 2014, and may be continued indefinitely by the investment adviser on a year-to-year basis.

PARNASSUS SMALL-CAP FUND
Parnassus Small-Cap Fund
Investment Objective
The Parnassus Small-Cap Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Small-Cap Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PARNASSUS SMALL-CAP FUND
Management Fees		0.87%
Distribution (12b-1) Fees		none
Other Expenses		0.36%
Service Fees		0.15%
All remaining other expenses		0.21%
Total Annual Fund Operating Expenses		1.23%
Expense Reimbursement		0.03%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.20%
[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.20% of net assets for the Parnassus Small-Cap Fund. This agreement will not be terminated prior to May 1, 2014, and may be continued indefinitely by the investment adviser on a year-to-year basis.

For additional information about the Parnassus Small-Cap Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Small-Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PARNASSUS SMALL-CAP FUND	122	387	673	1,486

Portfolio Turnover
The Parnassus Small-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.9% of the average value of its portfolio.
Principal Investment Strategies
The Parnassus Small-Cap Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the stock of companies with market capitalizations under $3 billion at the time of initial purchase. These companies must, in the opinion of the Fund’s investment adviser (Adviser), be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser’s assessment of the companies’ estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.
Principal Risks
All investments involve risk, and investing in the Parnassus Small-Cap Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund’s holdings can vary significantly from broad stock market indices.
  Small-Capitalization Company Risk. The Fund invests primarily in small-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.
  Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.
  Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Small-Cap Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

During the period shown in the bar chart, the highest return for a quarter was 23.2% (quarter ending June 30, 2009), and the lowest return for a quarter was a loss of 27.7% (quarter ending December 31, 2008).
Below is a table comparing the performance of the Parnassus Small-Cap Fund with that of the Russell 2000 Index and the Lipper Small-Cap Core Average. Figures are average annual returns for one- and five-year periods ended December 31, 2012 and since inception (April 29, 2005). The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a stock index and a group of similar mutual funds, and also how the Fund’s performance varies from year to year.
Average Annual Total Returns (%) (all periods ended December 31, 2012)
Average Annual Total Returns	One Year	Five Years	Since Inception
PARNASSUS SMALL-CAP FUND	18.40%	8.53%	8.35%
PARNASSUS SMALL-CAP FUND Return after Taxes on Distributions	18.34%	8.29%	7.82%
PARNASSUS SMALL-CAP FUND Return after Taxes on Distributions and Sale of Fund Shares	11.93%	7.36%	7.07%
PARNASSUS SMALL-CAP FUND Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	6.53%
PARNASSUS SMALL-CAP FUND Lipper Small-Cap Core Average	14.74%	3.28%	6.19%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PARNASSUS FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PARNASSUS SMALL-CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Parnassus Small-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Parnassus Small-Cap Fund has the overall investment objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Small-Cap Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Parnassus Small-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.90%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	For additional information about the Parnassus Small-Cap Fund’s expenses, please see “Financial Highlights” in the prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Parnassus Small-Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Parnassus Small-Cap Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the stock of companies with market capitalizations under $3 billion at the time of initial purchase. These companies must, in the opinion of the Fund’s investment adviser (Adviser), be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser’s assessment of the companies’ estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risk, and investing in the Parnassus Small-Cap Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund’s holdings can vary significantly from broad stock market indices.
  Small-Capitalization Company Risk. The Fund invests primarily in small-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.
  Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.
  Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Small-Cap Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Small-Cap Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 999-3505
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.parnassus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 23.2% (quarter ending June 30, 2009), and the lowest return for a quarter was a loss of 27.7% (quarter ending December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (all periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Below is a table comparing the performance of the Parnassus Small-Cap Fund with that of the Russell 2000 Index and the Lipper Small-Cap Core Average. Figures are average annual returns for one- and five-year periods ended December 31, 2012 and since inception (April 29, 2005). The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a stock index and a group of similar mutual funds, and also how the Fund’s performance varies from year to year.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PARNASSUS SMALL-CAP FUND | PARNASSUS SMALL-CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.15%
All remaining other expenses	rr_Component3OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20% [1]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	673
10 Years	rr_ExpenseExampleYear10	1,486
2006	rr_AnnualReturn2006	18.78%
2007	rr_AnnualReturn2007	(3.92%)
2008	rr_AnnualReturn2008	(25.08%)
2009	rr_AnnualReturn2009	42.50%
2010	rr_AnnualReturn2010	37.37%
2011	rr_AnnualReturn2011	(13.29%)
2012	rr_AnnualReturn2012	18.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.70%)
One Year	rr_AverageAnnualReturnYear01	18.40%
Five Years	rr_AverageAnnualReturnYear05	8.53%
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%
PARNASSUS SMALL-CAP FUND | Return after Taxes on Distributions | PARNASSUS SMALL-CAP FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.34%
Five Years	rr_AverageAnnualReturnYear05	8.29%
Since Inception	rr_AverageAnnualReturnSinceInception	7.82%
PARNASSUS SMALL-CAP FUND | Return after Taxes on Distributions and Sale of Fund Shares | PARNASSUS SMALL-CAP FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.93%
Five Years	rr_AverageAnnualReturnYear05	7.36%
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
PARNASSUS SMALL-CAP FUND | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.35%
Five Years	rr_AverageAnnualReturnYear05	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%
PARNASSUS SMALL-CAP FUND | Lipper Small-Cap Core Average
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.74%
Five Years	rr_AverageAnnualReturnYear05	3.28%
Since Inception	rr_AverageAnnualReturnSinceInception	6.19%

[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.20% of net assets for the Parnassus Small-Cap Fund. This agreement will not be terminated prior to May 1, 2014, and may be continued indefinitely by the investment adviser on a year-to-year basis.

PARNASSUS WORKPLACE FUND
Parnassus Workplace Fund
Investment Objective
The Parnassus Workplace Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Workplace Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PARNASSUS WORKPLACE FUND
Management Fees	0.81%
Distribution (12b-1) Fees	none
Other Expenses	0.33%
Service Fees	0.17%
All remaining other expenses	0.16%
Total Annual Fund Operating Expenses	1.14%

For additional information about the Parnassus Workplace Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Workplace Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PARNASSUS WORKPLACE FUND	116	362	628	1,386

Portfolio Turnover
The Parnassus Workplace Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.3% of the average value of its whole portfolio.
Principal Investment Strategies
The Parnassus Workplace Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in companies believed by the Fund’s investment adviser (Adviser) to provide good workplaces for their employees. Companies with good workplaces usually are able to recruit and retain better employees, and perform at a higher level than competitors in terms of innovation, productivity, customer loyalty and profitability. While no company is perfect, the Adviser makes a judgment as to which companies have good workplaces based on factors such as respectful and fair treatment of employees, employee satisfaction and engagement, pay and benefits, family-friendly policies, and support for volunteerism and philanthropy. These companies must, in the Adviser’s opinion, be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. The Parnassus Workplace Fund is primarily a large-cap fund, which means that it normally invests more than half of its net assets in large, well-established businesses. The Fund may invest to a lesser extent in small- and mid-capitalization companies. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser’s assessment of the companies’ estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.
Principal Risks
All investments involve risk, and investing in the Parnassus Workplace Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund’s holdings can vary significantly from broad stock market indices.
  Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Small- and Mid-Capitalization Company Risk. In addition to large-cap companies, the Fund may invest in small- and/or mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small- and mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.
  Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.
  Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Workplace Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

During the period shown in the bar chart, the highest return for a quarter was 26.7% (quarter ended June 30, 2009), and the lowest return for a quarter was a loss of 24.4% (quarter ended December 31, 2008).
Below is a table comparing the performance of the Parnassus Workplace Fund with that of the S&P 500 Index and the Lipper Large-Cap Core Average. Figures are average annual returns for the one- and five-year periods ended December 31, 2012 and since inception (April 29, 2005). The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a stock index and a group of similar mutual funds, and also how the Fund’s performance varies from year to year.
Average Annual Total Returns (%) (all periods ended December 31, 2012)
Average Annual Total Returns	One Year	Five Years	Since Inception
PARNASSUS WORKPLACE FUND	22.03%	9.02%	8.99%
PARNASSUS WORKPLACE FUND Return after Taxes on Distributions	20.58%	8.37%	8.28%
PARNASSUS WORKPLACE FUND Return after Taxes on Distributions and Sale of Fund Shares	16.01%	7.75%	7.67%
PARNASSUS WORKPLACE FUND S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	4.95%
PARNASSUS WORKPLACE FUND Lipper Large-Cap Core Average	14.95%	0.68%	4.41%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PARNASSUS FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
PARNASSUS WORKPLACE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Parnassus Workplace Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Parnassus Workplace Fund has the overall investment objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Workplace Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Parnassus Workplace Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.3% of the average value of its whole portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.30%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	For additional information about the Parnassus Workplace Fund’s expenses, please see “Financial Highlights” in the prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Parnassus Workplace Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Parnassus Workplace Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in companies believed by the Fund’s investment adviser (Adviser) to provide good workplaces for their employees. Companies with good workplaces usually are able to recruit and retain better employees, and perform at a higher level than competitors in terms of innovation, productivity, customer loyalty and profitability. While no company is perfect, the Adviser makes a judgment as to which companies have good workplaces based on factors such as respectful and fair treatment of employees, employee satisfaction and engagement, pay and benefits, family-friendly policies, and support for volunteerism and philanthropy. These companies must, in the Adviser’s opinion, be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. The Parnassus Workplace Fund is primarily a large-cap fund, which means that it normally invests more than half of its net assets in large, well-established businesses. The Fund may invest to a lesser extent in small- and mid-capitalization companies. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser’s assessment of the companies’ estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risk, and investing in the Parnassus Workplace Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund’s holdings can vary significantly from broad stock market indices.
  Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Small- and Mid-Capitalization Company Risk. In addition to large-cap companies, the Fund may invest in small- and/or mid-cap companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small- and mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.
  Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.
  Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Workplace Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Workplace Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 999-3505
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.parnassus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 26.7% (quarter ended June 30, 2009), and the lowest return for a quarter was a loss of 24.4% (quarter ended December 31, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (all periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Below is a table comparing the performance of the Parnassus Workplace Fund with that of the S&P 500 Index and the Lipper Large-Cap Core Average. Figures are average annual returns for the one- and five-year periods ended December 31, 2012 and since inception (April 29, 2005). The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a stock index and a group of similar mutual funds, and also how the Fund’s performance varies from year to year.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PARNASSUS WORKPLACE FUND | PARNASSUS WORKPLACE FUND
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.17%
All remaining other expenses	rr_Component3OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,386
2006	rr_AnnualReturn2006	14.84%
2007	rr_AnnualReturn2007	5.64%
2008	rr_AnnualReturn2008	(29.94%)
2009	rr_AnnualReturn2009	62.13%
2010	rr_AnnualReturn2010	12.96%
2011	rr_AnnualReturn2011	(1.62%)
2012	rr_AnnualReturn2012	22.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.40%)
One Year	rr_AverageAnnualReturnYear01	22.03%
Five Years	rr_AverageAnnualReturnYear05	9.02%
Since Inception	rr_AverageAnnualReturnSinceInception	8.99%
PARNASSUS WORKPLACE FUND | Return after Taxes on Distributions | PARNASSUS WORKPLACE FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.58%
Five Years	rr_AverageAnnualReturnYear05	8.37%
Since Inception	rr_AverageAnnualReturnSinceInception	8.28%
PARNASSUS WORKPLACE FUND | Return after Taxes on Distributions and Sale of Fund Shares | PARNASSUS WORKPLACE FUND
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.01%
Five Years	rr_AverageAnnualReturnYear05	7.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
PARNASSUS WORKPLACE FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Five Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
PARNASSUS WORKPLACE FUND | Lipper Large-Cap Core Average
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.95%
Five Years	rr_AverageAnnualReturnYear05	0.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%

Parnassus Asia Fund
Parnassus Asia Fund
Investment Objective
The Parnassus Asia Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Asia Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Parnassus Asia Fund
Management Fees		1.10%
Distribution (12b-1) Fees		none
Other Expenses	[1]	3.90%
Service Fees		0.25%
All remaining other expenses		3.65%
Total Annual Fund Operating Expenses		5.00%
Expense Reimbursement		3.55%
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	1.45%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.45% of net assets for the Parnassus Asia Fund. This agreement will not be terminated prior to May 1, 2014, and may be continued indefinitely by the investment adviser on a year-to-year basis.

For additional information about the Parnassus Asia Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Asia Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years
Parnassus Asia Fund	148	1,183

Portfolio Turnover
The Parnassus Asia Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized and, as of the date of the prospectus, has not had any portfolio turnover.
Principal Investment Strategies
Under normal market conditions, the Parnassus Asia Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of Asian companies. Asian companies are companies domiciled or headquartered in Asia, companies that have a substantial amount of business in Asia, or companies whose primary trading markets for their securities are located in Asia. Sometimes these companies are traded in the U.S. on a national securities exchange, or through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”). The Fund invests in common stocks and other equity securities, including preferred stocks, convertible preferred stocks, warrants, ADRs and ADSs. The Fund may invest in convertible securities, of any duration or quality, including convertible securities that are below investment grade. Asia consists of all countries and markets in Asia, and includes developed, emerging, and frontier countries and markets in the Asian region. The Parnassus Asia Fund is a “multi-cap” fund in that it can invest in companies of any size, from larger, well-established companies to smaller companies with market capitalizations below $1 billion. The Fund invests principally in stocks of Asian companies that the Fund’s investment adviser (Adviser) believes are financially sound and have good prospects for the future. The companies in which the Fund invests must, in the opinion of the Adviser, be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s competitive position and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser’s assessment of the companies’ estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.
Principal Risks
All investments involve risk, and investing in the Parnassus Asia Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in Asia and other parts of the world. The Fund’s holdings can vary significantly from broad stock market indices.
  Foreign Securities Risk. The Fund invests primarily in non-U.S. securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.
  Emerging Markets Risk. Many Asian countries are considered to be emerging markets. There may be less publicly available information about companies in emerging markets, and the stock exchanges and brokerage industries of emerging markets do not have the same level of government oversight as do those in the U.S. The securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the U.S.
  Geographic Concentration Risk. The Fund’s investments are concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus. For example, economic, political and social instability and foreign investment and exchange controls may disproportionately and adversely impact Asia.
  Foreign Currency Risk. When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar.
  Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Small- and Mid-Capitalization Company Risk. This is a “multi-cap” fund. In addition to large-cap companies, the Fund may invest in small- and/or mid-cap companies, which can be particularly sensitive to changing economic conditions, since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small- and mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.
  Turnover Risk. The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.
  Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
  Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.

Performance Information
The Parnassus Asia Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information will be available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PARNASSUS FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Parnassus Asia Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Parnassus Asia Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Parnassus Asia Fund has the overall investment objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Asia Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Parnassus Asia Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized and, as of the date of the prospectus, has not had any portfolio turnover.
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	For additional information about the Parnassus Asia Fund’s expenses, please see “Financial Highlights” in the prospectus.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Parnassus Asia Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Parnassus Asia Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of Asian companies. Asian companies are companies domiciled or headquartered in Asia, companies that have a substantial amount of business in Asia, or companies whose primary trading markets for their securities are located in Asia. Sometimes these companies are traded in the U.S. on a national securities exchange, or through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”). The Fund invests in common stocks and other equity securities, including preferred stocks, convertible preferred stocks, warrants, ADRs and ADSs. The Fund may invest in convertible securities, of any duration or quality, including convertible securities that are below investment grade. Asia consists of all countries and markets in Asia, and includes developed, emerging, and frontier countries and markets in the Asian region. The Parnassus Asia Fund is a “multi-cap” fund in that it can invest in companies of any size, from larger, well-established companies to smaller companies with market capitalizations below $1 billion. The Fund invests principally in stocks of Asian companies that the Fund’s investment adviser (Adviser) believes are financially sound and have good prospects for the future. The companies in which the Fund invests must, in the opinion of the Adviser, be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s competitive position and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser’s assessment of the companies’ estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risk, and investing in the Parnassus Asia Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in Asia and other parts of the world. The Fund’s holdings can vary significantly from broad stock market indices.
  Foreign Securities Risk. The Fund invests primarily in non-U.S. securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.
  Emerging Markets Risk. Many Asian countries are considered to be emerging markets. There may be less publicly available information about companies in emerging markets, and the stock exchanges and brokerage industries of emerging markets do not have the same level of government oversight as do those in the U.S. The securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the U.S.
  Geographic Concentration Risk. The Fund’s investments are concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus. For example, economic, political and social instability and foreign investment and exchange controls may disproportionately and adversely impact Asia.
  Foreign Currency Risk. When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar.
  Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Small- and Mid-Capitalization Company Risk. This is a “multi-cap” fund. In addition to large-cap companies, the Fund may invest in small- and/or mid-cap companies, which can be particularly sensitive to changing economic conditions, since they do not have the financial resources or the well-established businesses of large-cap companies. Relative to the stocks of large-cap companies, the stocks of small- and mid-cap companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-cap companies tend to perform poorly during times of economic stress.
  Turnover Risk. The Fund may incur high portfolio turnover. High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns), which the Fund must pay, and increased realized gains (or losses) to investors. Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.
  Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
  Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Parnassus Asia Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information will be available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Parnassus Asia Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 999-3505
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.parnassus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Parnassus Asia Fund | Parnassus Asia Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All remaining other expenses	rr_Component3OtherExpensesOverAssets	3.65%
Other Expenses	rr_OtherExpensesOverAssets	3.90%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.00%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	3.55%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[2]
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	1,183

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.45% of net assets for the Parnassus Asia Fund. This agreement will not be terminated prior to May 1, 2014, and may be continued indefinitely by the investment adviser on a year-to-year basis.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PARNASSUS FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013